Registration No. 811-02120
Registration No. 2-38414

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Post-Effective Amendment No.	105	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	105	☒

(Check appropriate box or boxes)

SECURITY INCOME FUND
(Exact Name of Registrant as Specified in Charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code:
(785) 438-3000

Copies To:
Richard M. Goldman, President Security Income Fund One Security Benefit Place Topeka, KS 66636-0001 (Name and address of Agent for Service)	Amy J. Lee, Secretary Security Income Fund One Security Benefit Place Topeka, KS 66636-0001

Approximate date of proposed public offering: April 30, 2012

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on March 1, 2012 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on _________ pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on_________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 104 under Rule 485(b) under the 1933 Act and it has duly caused this Post-Effective Amendment No. 104 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka and State of Kansas on the 19th day of March 2012.

SECURITY INCOME FUND (the Registrant)
By:	RICHARD M. GOLDMAN
Richard M. Goldman, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 19th day of March 2012.

Jerry B. Farley Director Donald A. Chubb, Jr. Director Harry W. Craig, Jr. Director Penny A. Lumpkin Director Maynard F. Oliverius Director		SECURITY INCOME FUND
	By:	AMY J. LEE
Amy J. Lee, as Attorney-In-Fact for the Officers and Directors Whose Names Appear Opposite
	By:	NIKOLAOS BONOS
Nikolaos Bonos, Treasurer (principal financial officer and principal accounting officer)
	By:	RICHARD M. GOLDMAN
Richard M. Goldman, President, Director and Chairman of the Board

EXHIBIT LIST

Exhibit Number	Exhibit:

EX-101.INS                          XBRL Instance Document

EX-101.SCH                         XBRL Taxonomy Extension Schema Document

EX-101.CAL                         XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF                         XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB                        XBRL Taxonomy Extension Label Linkbase

EX-101.PRE                         XBRL Taxonomy Extension Presentation Linkbase